Fair Value Measurements of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements [Member] - Commodity derivatives [Member] - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Assets:
Fair value of derivative asset	$ 319,763	$ 280,846
Liabilities:
Fair value of derivative liability	480	25,808
Quoted Prices in Active Market (Level 1) [Member]
Assets:
Fair value of derivative asset	0	0
Liabilities:
Fair value of derivative liability	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	319,763	280,846
Liabilities:
Fair value of derivative liability	480	25,808
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Fair value of derivative asset	0	0
Liabilities:
Fair value of derivative liability	$ 0	$ 0